UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage
Utilities and High Income Fund

Semi-Annual Report

February 28, 2014

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utilities and High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. high-yield market provided relatively strong fixed-income returns during the period while U.S. utilities stocks generated positive investment value.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utilities and High Income Fund for the six-month period that ended February 28, 2014. The U.S. high-yield market (measured by the Barclays U.S. High Yield Bond Index1) provided relatively strong fixed-income returns during the period while U.S. utilities stocks (measured by the Utilities sector of S&P 500 Index) generated positive investment value. Equity markets (measured by the S&P 500 Index2) vacillated between price rallies and subsequent price corrections, which stirred up volatility across equity and fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index3) alike. U.S. Treasury yields correspondingly fluctuated with the shifts in equity market exuberance, as strengthening economic confidence pushed yields higher and weakened confidence drove them lower.

On the whole, the investment-grade (measured by the Barclays U.S. Aggregate Bond Index) and high-yield markets generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred during the opening months of 2014. The high-yield market is often correlated with U.S. equity performance; however, over the period, the high-yield market generally performed well both when equities were improving and U.S. Treasury yields were declining as well as when equity markets were in decline and fixed-income markets rallied. The lower-rated corporate bond credit tiers outperformed each respectively higher-rated credit tier during the quarter. Meanwhile, the utilities equity sector lagged the returns of the S&P 500 Index but, nonetheless, generated relatively strong total returns compared with U.S. Treasuries and investment-grade bonds.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets. However, in July and August of 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield markets began generating positive returns yet again, as the U.S. Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting indicating that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index); however, U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets. The utilities equity sector rallied in October of 2013 and then declined through much of November and December of 2013.

1.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

Favorable conditions for fixed-income markets were restored in January and February of 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets largely outperformed U.S. equity markets during the opening months of 2014. A pullback in equity exuberance in January 2014 and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield markets. U.S. Treasury yields declined in January 2014 while corporate high-yield bonds (measured by the Barclays U.S. High Yield Bond Index) performed notably well. Initially, U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers. The S&P 500 Index declined significantly in January, but the utilities sector did a better job of protecting against the price corrections and only declined modestly by comparison. In February 2014, the utilities sector rallied strongly along with the broad domestic equity market and generated compelling total returns to finish off a relatively generous six-month return compared with returns from the investment-grade fixed-income market.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield markets.

4	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Wells Capital Management Incorporated

Portfolio managers

Phillip Susser

Niklas Nordenfelt, CFA

Timothy P. O’Brien, CFA

Average annual total return1 (%) as of February 28, 2014

	1 year	5 year	Since inception 4-28-2004
Based on market value	14.06	15.54	7.43
Based on net asset value (NAV) per share	18.49	16.27	8.74

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s gross and net expense ratios for the six months ended February 28, 2014, were 1.11% and 1.11%, respectively, which includes 0.19% of interest expense.

Comparison of NAV vs. market value since inception[2]

High-yield, lower-rated bonds may contain more risk due to the increased possibility of default. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets. Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector. Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors. Small- and mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared with their large-cap counterparts. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Derivatives involve additional risks, including interest-rate risk, credit risk, the risk of improper valuation, and the risk of noncorrelation to the relevant instruments they are designed to hedge or to closely track. There are numerous risks associated with transactions in options on securities. Illiquid securities may be subject to wide fluctuations in market value and may be difficult to sell.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

2.	This chart does not reflect any brokerage commissions charged on the Fund’s common stock. Dividends and distributions have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

MANAGER’S DISCUSSION

The Fund’s return based on market value was 6.71% during the six months ended February 28, 2014. During the same period, the Fund’s return based on NAV was 12.69%.

Overview

For the six-month period that ended February 28, 2014, high-yield bonds continued to benefit from rising stock prices (as high-yield bonds often trade in sympathy with stocks), rising U.S. Treasury prices, relatively low volatility, and strong investor interest due to a scarcity of attractive income opportunities. High-yield companies continued to add debt as companies took advantage of the strong investor demand for high-yield debt and low borrowing costs. While leverage levels are not at record highs, they have been creeping higher over the past several years as, among other reasons, companies gain more and more confidence in their outlooks. On the other hand, historically low interest rates and a wave of refinancings have kept companies’ interest costs low and pushed out near-term maturities.

In the utilities stock allocation, the Fund was positioned somewhat more aggressively compared with the prior six months. Interest-rate-sensitive stocks had declined sharply beginning in June 2013 following the U.S. Federal Reserve’s announcement of its intention to taper off the pace of bond purchases. Thus, by the end of August 2013, we added a number of issues that we viewed as attractively priced after the price declines. For example, we added to an existing position in Vodafone and initiated positions in Energen and Veresen.

Contributors to performance

In the high-yield allocation, the Fund benefited from the strong appreciation of the high-yield bond market generally and more particularly from the Fund’s longer-duration assets. Fixed-income holdings of pipeline and wireless companies also helped performance. In the equity allocation, the Fund maintained a modestly higher exposure to European utilities and telecommunication services names in anticipation of a nascent recovery in Europe. On balance, the Fund’s European names contributed to performance, with Deutsche Post AG, Suez Environnement Company SA, and Veolia Environnement SA, particularly standing out. A modest increase in the euro/dollar exchange rate also helped. In the domestic utilities space, ITC Holdings Corporation, American Electric Power Company Incorporated, Great Plains Energy Incorporated, The Williams Companies Incorporated, and NextEra Energy Incorporated were significant performance contributors.

Ten largest holdings[3] (%) as of February 28, 2014
Deutsche Post AG	4.59
Suez Environnement Company SA	4.48
American Electric Power Company Incorporated	4.09
ITC Holdings Corporation	3.76
Great Plains Energy Incorporated	3.75
NextEra Energy Incorporated	3.73
The Williams Companies Incorporated	3.37
Northeast Utilities	3.26
Telefonica Brasil ADR	3.23
Edison International	3.20

Credit quality[4] as of February 28, 2014

Detractors from performance

Holding relatively shorter average-life bonds and higher-quality, higher-rated bonds restrained performance in a market that rewarded risk. The portfolio’s overall lower risk profile, as a result, had a detracting impact on performance. In the equity allocation, foreign companies that detracted included Telefonica Brasil and Vimpelcom Limited, while detracting domestic laggards included Verizon Communications Incorporated and Energen Corporation.

Management outlook

Our high-yield fixed-income outlook has not changed materially since the fiscal year that ended August 31, 2013, except that yields have continued to grind lower, which has both reduced the return of high yield bonds and increased the risk of a fall in prices of high yield bonds. Our base case is that high-yield bonds are relatively stable and could potentially outperform other fixed-income asset classes such as the Barclays U.S. Aggregate Bond Index5, the 10-year U.S. Treasury, and the investment-grade corporate markets (which may be more vulnerable to yield increases).

Please see footnotes on page 6.

6	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Country allocation[6] as of February 28, 2014

In the long run, we expect that the relative performance of high yield bonds will be primarily driven by corporate fundamentals and defaults. In the near term, our default outlook remains benign and supportive of the high yield markets. Over a full cycle, we believe the best way to protect the Fund from periodic bouts of systemic fears and rebalancing will be our continued focus on a bottom-up approach that attempts to minimize downside risk while capturing the return potential of high-yield issuers.

In the equity allocation, we are watching what appears to be a modest economic recovery in the U.S. While stronger economic growth can be positive for utilities that are suffering from weak revenues, it can also eventually lead to rising interest rates as monetary stimulus is withdrawn. This could be a near-term headwind for utilities stocks. Longer-term, fundamentals for regulated network operators remain robust, in our view, while the outlook for utilities with significant commodity price exposure remains challenging.

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

6.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund.

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/utilitiesandhighincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 65.38%

Energy: 8.69%

Oil, Gas & Consumable Fuels: 8.69%
Energen Corporation	15,000	$1,206,600	0.98%
EQT Corporation	15,000	1,534,350	1.25
Spectra Energy Corporation	75,000	2,796,000	2.28
The Williams Companies Incorporated	100,000	4,130,000	3.37
Veresen Incorporated	42,900	648,556	0.53
Other securities		336,877	0.28

		10,652,383	8.69

Industrials: 4.67%

Air Freight & Logistics: 4.59%
Deutsche Post AG	150,000	5,633,696	4.59

Construction & Engineering: 0.08%
Other securities		92,340	0.08

Telecommunication Services: 13.85%

Diversified Telecommunication Services: 9.26%
BCE Incorporated	16,000	697,600	0.57
CenturyLink Incorporated	100,000	3,126,000	2.55
Telefonica Brasil ADR	212,500	3,963,125	3.23
Verizon Communications Incorporated	41,291	1,964,626	1.60
Windstream Holdings Incorporated	200,000	1,604,000	1.31

		11,355,351	9.26

Wireless Telecommunication Services: 4.59%
Shenandoah Telecommunications Company	40,000	1,057,200	0.86
VimpelCom Limited ADR	100,000	1,016,000	0.83
Vodafone Group plc ADR	85,636	3,559,904	2.90

		5,633,104	4.59

Utilities: 38.17%

Electric Utilities: 25.60%
American Electric Power Company Incorporated	100,000	5,020,000	4.09
Duke Energy Corporation	30,514	2,162,832	1.76
Edison International	75,000	3,927,750	3.20
Enel SpA	200,000	1,026,943	0.84
Great Plains Energy Incorporated	175,000	4,597,250	3.75
IDACORP Incorporated	25,000	1,404,750	1.15
ITC Holdings Corporation	45,000	4,617,000	3.76

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2014 (unaudited)

Security name			Shares	Value	Percent of net assets

Electric Utilities (continued)
NextEra Energy Incorporated			50,000	$4,569,500	3.73%
Northeast Utilities			90,000	4,000,500	3.26
Other securities				77,707	0.06

				31,404,232	25.60

Gas Utilities: 0.02%
Other securities				20,438	0.02

Multi-Utilities: 10.72%
CenterPoint Energy Incorporated			50,000	1,182,500	0.96
Public Service Enterprise Group Incorporated			50,000	1,833,000	1.50
Sempra Energy			19,900	1,879,953	1.53
Suez Environnement Company SA			275,000	5,496,356	4.48
Veolia Environnement SA			137,000	2,592,577	2.11
Other securities				169,680	0.14

				13,154,066	10.72

Water Utilities: 1.83%
American Water Works Company Incorporated			50,000	2,242,000	1.83

Total Common Stocks (Cost $59,471,577)				80,187,610	65.38

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 29.17%

Consumer Discretionary: 6.06%

Auto Components: 0.55%
Other securities				677,438	0.55

Distributors: 0.06%
Other securities				71,438	0.06

Diversified Consumer Services: 0.56%
Other securities				688,233	0.56

Hotels, Restaurants & Leisure: 2.19%
CCM Merger Incorporated 144A	9.13%	5-1-2019	$465,000	494,063	0.40
Other securities				2,191,300	1.79

				2,685,363	2.19

Household Durables: 0.04%
Other securities				53,406	0.04

Media: 2.19%
Other securities				2,680,636	2.19

Specialty Retail: 0.47%
Other securities				571,664	0.47

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 0.13%

Food Products: 0.13%
Other securities				$161,363	0.13%

Energy: 5.85%

Energy Equipment & Services: 1.91%
NGPL PipeCo LLC 144A	7.77%	12-15-2037	$515,000	472,513	0.39
Other securities				1,871,244	1.52

				2,343,757	1.91

Oil, Gas & Consumable Fuels: 3.94%
Other securities				4,833,813	3.94

Financials: 4.94%

Banks: 0.38%
Other securities				469,701	0.38

Consumer Finance: 2.77%
Ally Financial Incorporated	8.30	2-12-2015	825,000	878,625	0.72
Nielsen Finance LLC	7.75	10-15-2018	515,000	551,694	0.45
Other securities				1,969,940	1.60

				3,400,259	2.77

Diversified Financial Services: 0.57%
Other securities				696,364	0.57

Insurance: 0.04%
Other securities				47,925	0.04

Real Estate Management & Development: 0.35%
Other securities				424,075	0.35

REITs: 0.83%
Other securities				1,023,438	0.83

Health Care: 1.97%

Health Care Equipment & Supplies: 0.10%
Other securities				116,875	0.10

Health Care Providers & Services: 1.56%
Other securities				1,918,477	1.56

Health Care Technology: 0.06%
Other securities				72,450	0.06

Pharmaceuticals: 0.25%
Other securities				309,232	0.25

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Industrials: 1.79%

Aerospace & Defense: 0.12%
Other securities				$151,219	0.12%

Airlines: 0.14%
Other securities				165,691	0.14

Commercial Services & Supplies: 0.69%
Other securities				840,869	0.69

Machinery: 0.07%
Other securities				81,000	0.07

Professional Services: 0.13%
Other securities				162,750	0.13

Trading Companies & Distributors: 0.53%
Other securities				652,713	0.53

Transportation Infrastructure: 0.11%
Other securities				138,658	0.11

Information Technology: 2.32%

Communications Equipment: 0.19%
Other securities				226,926	0.19

Electronic Equipment, Instruments & Components: 0.61%
Jabil Circuit Incorporated	8.25%	3-15-2018	$620,000	745,550	0.60
Other securities				8,400	0.01

				753,950	0.61

Internet Software & Services: 0.06%
Other securities				75,175	0.06

IT Services: 1.04%
SunGard Data Systems Incorporated	7.38	11-15-2018	515,000	548,475	0.45
Other securities				730,709	0.59

				1,279,184	1.04

Semiconductors & Semiconductor Equipment: 0.10%
Other securities				120,175	0.10

Software: 0.09%
Other securities				109,350	0.09

Technology Hardware, Storage & Peripherals: 0.23%
Other securities				283,550	0.23

Materials: 0.60%

Chemicals: 0.02%
Other securities				21,550	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Containers & Packaging: 0.43%
Other securities				$525,956	0.43%

Paper & Forest Products: 0.15%
Other securities				181,626	0.15

Telecommunication Services: 4.08%

Diversified Telecommunication Services: 1.79%
Qwest Corporation	7.25%	9-15-2025	$125,000	139,470	0.11
Other securities				2,054,100	1.68

				2,193,570	1.79

Wireless Telecommunication Services: 2.29%
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,091,750	0.89
Other securities				1,719,390	1.40

				2,811,140	2.29

Utilities: 1.43%

Electric Utilities: 0.74%
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	468,027	0.38
Other securities				440,089	0.36

				908,116	0.74

Gas Utilities: 0.23%
Other securities				278,063	0.23

Independent Power & Renewable Electricity Producers: 0.46%
Other securities				570,077	0.46

Total Corporate Bonds and Notes (Cost $33,567,185)				35,777,215	29.17

	Dividend yield		Shares
Preferred Stocks: 13.75%

Financials: 0.50%

Capital Markets: 0.42%
Morgan Stanley ±	0.65		20,000	517,600	0.42

Diversified Financial Services: 0.08%
Other securities				93,858	0.08

Telecommunication Services: 1.84%

Diversified Telecommunication Services: 1.84%
Qwest Corporation	8.13		90,000	2,254,500	1.84

Utilities: 11.41%

Electric Utilities: 7.75%
Duke Energy Corporation	5.13		130,000	2,809,300	2.29

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2014 (unaudited)

Security name	Dividend yield	Maturity date	Shares	Value	Percent of net assets

Electric Utilities (continued)
Entergy Arkansas Incorporated	4.75%		65,000	$1,302,600	1.06%
Entergy Louisiana LLC	4.70		70,483	1,402,612	1.14
Indianapolis Power & Light Company	5.65		20,000	1,883,750	1.54
Interstate Power & Light Company	5.10		50,000	1,114,500	0.91
SCE Trust I	5.63		23,000	519,800	0.42
Wisconsin Public Service	5.08		4,804	474,996	0.39

				9,507,558	7.75

Multi-Utilities: 3.66%
DTE Energy Company Series Q	5.25		100,000	2,126,000	1.73
Integrys Energy Group ±	2.77		95,000	2,368,350	1.93

				4,494,350	3.66

Total Preferred Stocks (Cost $17,915,738)				16,867,866	13.75

	Interest rate		Principal

Term Loans ±: 3.05%
Dell Incorporated	4.50	4-29-2020	$603,488	601,653	0.49
Texas Competitive Electric Holdings LLC	3.74	10-10-2014	1,471,940	1,027,571	0.84
Other securities				2,108,994	1.72

Total Term Loans (Cost $4,124,844)				3,738,218	3.05

Warrants: 0.02%

Utilities: 0.02%

Gas Utilities: 0.02%
Other securities				29,600	0.02

Total Warrants (Cost $30,480)				29,600	0.02

Yankee Corporate Bonds and Notes: 1.48%

Consumer Discretionary: 0.04%

Media: 0.04%
Other securities				51,038	0.04

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Other securities				69,606	0.06

Financials: 0.12%

Consumer Finance: 0.09%
Other securities				116,463	0.09

Diversified Financial Services: 0.03%
Other securities				31,575	0.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

Security name			Value	Percent of net assets

Health Care: 0.12%

Pharmaceuticals: 0.12%
Other securities			$152,025	0.12%

Information Technology: 0.12%

Technology Hardware, Storage & Peripherals: 0.12%
Other securities			142,925	0.12

Materials: 0.22%

Metals & Mining: 0.16%
Other securities			191,375	0.16

Paper & Forest Products: 0.06%
Other securities			80,500	0.06

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.76%
Other securities			931,457	0.76

Wireless Telecommunication Services: 0.04%
Other securities			51,875	0.04

Total Yankee Corporate Bonds and Notes (Cost $1,730,316)			1,818,839	1.48

	Yield	Shares
Short-Term Investments: 2.98%

Investment Companies: 2.98%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%	3,652,555	3,652,555	2.98

Total Short-Term Investments (Cost $3,652,555)			3,652,555	2.98

Total investments in securities (Cost $120,492,695)*			142,071,903	115.83
Other assets and liabilities, net			(19,420,652)	(15.83)

Total net assets			$122,651,251	100.00%

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.

*	Cost for federal income tax purposes is $120,979,775 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,451,342
Gross unrealized depreciation	(4,359,214)

Net unrealized appreciation	$21,092,128

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utilities and High Income Fund	Statement of assets and liabilities—February 28, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$138,419,348
In affiliated securities, at value (see cost below)	3,652,555

Total investments, at value (see cost below)	142,071,903
Foreign currency, at value (see cost below)	86,447
Receivable for investments sold	334,903
Receivable for dividends and interest	3,955,129

Total assets	146,448,382

Liabilities
Dividends payable	692,078
Payable for investments purchased	894,478
Secured borrowing payable	22,001,406
Advisory fee payable	69,822
Due to other related parties	5,819
Accrued expenses and other liabilities	133,528

Total liabilities	23,797,131

Total net assets	$122,651,251

NET ASSETS CONSIST OF
Paid-in capital	$151,438,236
Undistributed net investment income	290,679
Accumulated net realized losses on investments	(50,668,611)
Net unrealized gains on investments	21,590,947

Total net assets	$122,651,251

NET ASSET VALUE PER SHARE
Based on $122,651,251 divided by 9,231,183 shares issued and outstanding (unlimited number of shares authorized)	$13.29

Investments in unaffiliated securities, at cost	$116,840,140

Investments in affiliated securities, at cost	$3,652,555

Total investments, at cost	$120,492,695

Foreign currency, at cost	$77,285

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	15

Investment income
Dividends*	$4,529,987
Interest	1,422,903
Income from affiliated securities	1,860

Total investment income	5,954,750

Expenses
Advisory fee	413,807
Administration fee	34,484
Custody and accounting fees	7,252
Professional fees	36,663
Shareholder report expenses	13,447
Trustees’ fees and expenses	4,720
Transfer agent fees	15,361
Interest expense	112,757
Secured borrowing fees	1,714
Other fees and expenses	4,722

Total expenses	644,927

Net investment income	5,309,823

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,219,661
Written options	(4,108)

Net realized gains on investments	2,215,553

Net change in unrealized gains (losses) on investments	6,278,786

Net realized and unrealized gains (losses) on investments	8,494,339

Net increase in net assets resulting from operations	$13,804,162

* Net of foreign dividend withholding taxes in the amount of	$10,505

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utilities and High Income Fund	Statement of changes in net assets

	Six months ended February 28, 2014 (unaudited)	Year ended August 31, 2013

Operations
Net investment income	$5,309,823	$7,992,766
Net realized gains on investments	2,215,553	274,386
Net change in unrealized gains (losses) on investments	6,278,786	4,651,266

Net increase in net assets resulting from operations	13,804,162	12,918,418

Distributions to shareholders from
Net investment income	(4,154,032)	(8,307,863)

Capital share transactions
Net asset value of shares issued under the Automatic Dividend Reinvestment Plan	0	63,685

Total increase in net assets	9,650,130	4,674,240

Net assets
Beginning of period	113,001,121	108,326,881

End of period	$122,651,251	$113,001,121

Undistributed (overdistributed) net investment income	$290,679	$(678,412)

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	17

Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,804,162

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of securities	(29,265,038)
Proceeds from sale of securities	28,841,996
Amortization	(29,854)
Proceeds from short-term investment securities, net	(1,189,609)
Increase in receivables for dividends and interest	(2,524,614)
Decrease in receivable for securities sold	324,538
Increase in payable for investments purchased	851,545
Decrease in advisory fee payable	(4,387)
Decrease in due to other related parties	(365)
Decrease in accrued expenses and other liabilities	(64,948)
Change in unrealized gains (losses) on investments	(6,278,786)
Net realized losses on written options	4,108
Net realized gains on unaffiliated securities	(2,219,661)

Net cash provided by operating activities	2,249,087

Cash flows from financing activities:
Cash distributions paid	(4,154,032)
Decrease in secured borrowing	(2,533)

Net cash used in financing activities	(4,156,565)

Net increase in cash	(1,907,478)

Cash (including foreign currency):
Beginning of period	$1,993,925

End of period	$86,447

Supplemental cash disclosure:
Cash paid for interest	$110,224

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$0

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utilities and High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.24	$11.74	$11.75	$11.23	$11.38	$17.50
Net investment income	0.58 [1]	0.87 [1]	0.87 [1]	0.99 [1]	0.59 [1]	0.97 [1]
Net realized and unrealized gains (losses) on investments	0.92	0.53	0.02	0.43	0.41	(5.29)

Total from investment operations	1.50	1.40	0.89	1.42	1.00	(4.32)
Distributions to shareholders from
Net investment income	(0.45)	(0.90)	(0.90)	(0.90)	(0.53)[1]	(1.00)[1]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.62)[1]	(0.80)[1]

Total distributions to shareholders	(0.45)	(0.90)	(0.90)	(0.90)	(1.15)	(1.80)
Net asset value, end of period	$13.29	$12.24	$11.74	$11.75	$11.23	$11.38
Market value, end of period	$12.38	$12.04	$11.92	$11.03	$11.23	$12.49
Total return based on market value[2]	6.71%	8.93%	17.03%	5.99%	(1.24)%	(30.46)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.11%	1.25%	1.20%	1.24%	2.52%	3.44%
Net expenses[3]	1.11%	1.25%	1.20%	1.24%	1.52%	2.25%
Net investment income	9.17%	7.11%	7.48%	8.14%	5.19%	8.75%
Supplemental data
Portfolio turnover rate	17%	65%	48%	64%	59%	137%
Net assets, end of period (000s omitted)	$122,651	$113,001	$108,327	$108,146	$103,245	$103,687

Borrowings outstanding, end of period (000s omitted)	$22,000	$22,000	$22,000	$22,000	$22,000	$22,000
Asset coverage per $1,000 of borrowing, end of period	$6,575	$6,136	$5,866	$5,916	$5,693	$5,713

1.	Calculated based upon average shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

3.	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended February 28, 2014 (unaudited)	0.19%
Year ended August 31, 2013	0.21%
Year ended August 31, 2012	0.25%
Year ended August 31, 2011	0.25%
Year ended August 31, 2010	0.19%
Year ended August 31, 2009	0.70%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	19

1. ORGANIZATION

The Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

20	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2017	2018	Short-term
$20,548,693	$27,435,579	$4,033,372

As of August 31, 2013, the Fund had $341,205 of current year deferred post-October capital losses, which were recognized on the first day of the current fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$80,187,610	$0	$0	$80,187,610
Preferred stocks	14,509,120	2,358,746	0	16,867,866
Warrants	0	29,600	0	29,600

Corporate bonds and notes	0	35,777,215	0	35,777,215

Term loans	0	3,001,492	736,726	3,738,218

Yankee bonds	0	1,818,839	0	1,818,839

Short-term investments
Investment companies	3,652,555	0	0	3,652,555
	$98,349,285	$42,985,892	$736,726	$142,071,903

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain investment subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated (an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo) and Crow Point Partners, LLC are each investment subadvisers to the Fund and are each entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets.

Administration and transfer agent fees

Funds Management also serves as the administrator to the Fund providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of shares with no par value. For the six months ended February 28, 2014, the Fund did not issue any shares. For the year ended August 31, 2013, the Fund issued 5,359 shares.

6. BORROWINGS

The Fund has borrowed approximately $22 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $25 million which expires on February 23, 2015, at which point it may be renegotiated and potentially renewed for another one-year term. At February 28, 2014, the Fund had secured borrowings outstanding in the amount of $22,001,406 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowings under the Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. During the six months ended February 28, 2014, an effective interest rate of 1.02% was incurred on the borrowings. Interest expense of $112,757, representing 0.19% of the Fund’s average daily net assets, was incurred during the six months ended February 28, 2014.

The Fund has pledged all of its assets to secure the borrowings and pays a commitment fee at an annual rate equal to 0.15% of average daily unutilized amounts of the $25 million commitment amount. Secured borrowing fees on the Statement of Operations represents commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	23

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2014 were $24,123,708 and $22,538,131, respectively.

As of February 28, 2014, the Fund had unfunded term loan commitments of $119,388.

8. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into written options for economic hedging purposes.

During the six months ended February 28, 2014, the Fund had written call option activities as follows:

	Number of contracts	Premiums received
Options outstanding at August 31, 2013	0	$0
Options written	100	8,571
Options expired	0	0
Options closed	(100)	(8,571)
Options exercised	0	0
Options outstanding at February 28, 2014	0	$0

As of February 28, 2014, the Fund did not have any open written options but had an average of 5 written option contracts during the six months ended February 28, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the utilities sector and, therefore, may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
February 20, 2014	March 17, 2014	April 1, 2014	$0.075
March 28, 2014	April 15, 2014	May 1, 2014	$0.075
April 25, 2014	May 14, 2014	June 2, 2014	$0.075

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On December 9, 2013, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Net assets voted “For”	Peter G. Gordon	$101,268,180
Net assets voted “Against”		$4,567,843
Net assets voted “For”	Timothy J. Penny	$101,443,327
Net assets voted “Against”		$4,392,696
Net assets voted “For”	Michael S. Scofield	$101,245,960
Net assets voted “Against”		$4,590,063

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	25

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2004	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2004	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

List of abbreviations	Wells Fargo Advantage Utilities and High Income Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223538 04-14 SUHIF/SAR152 02-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for Wells Fargo Advantage Utilities and High Income Fund, is filed under this Item.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	1

Security name	Shares	Value

Common Stocks: 65.38%

Energy: 8.69%

Oil, Gas & Consumable Fuels: 8.69%
Energen Corporation	15,000	$1,206,600
EQT Corporation	15,000	1,534,350
Kinder Morgan Incorporated	10,577	336,877
Spectra Energy Corporation	75,000	2,796,000
The Williams Companies Incorporated	100,000	4,130,000
Veresen Incorporated	42,900	648,556

		10,652,383

Industrials: 4.67%

Air Freight & Logistics: 4.59%
Deutsche Post AG	150,000	5,633,696

Construction & Engineering: 0.08%
Ameresco Incorporated Class A †	9,000	92,340

Telecommunication Services: 13.85%

Diversified Telecommunication Services: 9.26%
BCE Incorporated	16,000	697,600
CenturyLink Incorporated	100,000	3,126,000
Telefonica Brasil SA ADR	212,500	3,963,125
Verizon Communications Incorporated	41,291	1,964,626
Windstream Holdings Incorporated	200,000	1,604,000

		11,355,351

Wireless Telecommunication Services: 4.59%
Shenandoah Telecommunications Company	40,000	1,057,200
VimpelCom Limited ADR	100,000	1,016,000
Vodafone Group plc ADR	85,636	3,559,904

		5,633,104

Utilities: 38.17%

Electric Utilities: 25.60%
American Electric Power Company Incorporated	100,000	5,020,000
Chesapeake Utilities Corporation	200	11,848
Duke Energy Corporation	30,514	2,162,832
Edison International	75,000	3,927,750
Enel SpA	200,000	1,026,943
Entergy Corporation	1,000	63,820
Great Plains Energy Incorporated	175,000	4,597,250
IDACORP Incorporated	25,000	1,404,750
ITC Holdings Corporation	45,000	4,617,000
NextEra Energy Incorporated	50,000	4,569,500
Northeast Utilities	90,000	4,000,500
Pepco Holdings Incorporated	100	2,039

		31,404,232

2	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name			Shares	Value

Gas Utilities: 0.02%
New Jersey Resources Corporation			200	$9,002
South Jersey Industries Incorporated			200	11,436

				20,438

Multi-Utilities: 10.72%
CenterPoint Energy Incorporated			50,000	1,182,500
Dominion Resources Incorporated			300	20,820
MDU Resources Group Incorporated			500	16,980
Public Service Enterprise Group Incorporated			50,000	1,833,000
Sempra Energy			19,900	1,879,953
Suez Environnement Company SA			275,000	5,496,356
Veolia Environnement SA			137,000	2,592,577
Wisconsin Energy Corporation			3,000	131,880

				13,154,066

Water Utilities: 1.83%
American Water Works Company Incorporated			50,000	2,242,000

Total Common Stocks (Cost $59,471,577)				80,187,610

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 29.17%

Consumer Discretionary: 6.06%

Auto Components: 0.55%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	367,200
Cooper Tire & Rubber Company	7.63	3-15-2027	205,000	201,925
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,875
United Rentals North America Incorporated	5.75	7-15-2018	75,000	80,438

				677,438

Distributors: 0.06%
LKQ Corporation 144A	4.75	5-15-2023	75,000	71,438

Diversified Consumer Services: 0.56%
Ceridian Corporation 144A	11.00	3-15-2021	10,000	11,438
Service Corporation International	6.75	4-1-2016	100,000	108,875
Service Corporation International	7.00	6-15-2017	25,000	28,094
Service Corporation International	7.50	4-1-2027	351,000	372,938
Service Corporation International	7.63	10-1-2018	25,000	29,063
Service Corporation International	8.00	11-15-2021	40,000	46,150
Sotheby’s 144A	5.25	10-1-2022	95,000	91,675

				688,233

Hotels, Restaurants & Leisure: 2.19%
Burger King Corporation	9.88	10-15-2018	75,000	81,938
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	494,063
CEC Entertainment Incorporated 144A	8.00	2-15-2022	75,000	77,063
DineEquity Incorporated	9.50	10-30-2018	350,000	383,250

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Greektown Holdings LLC 144A%%	8.88%	3-15-2019	$315,000	$324,450
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	435,000	455,010
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	150,000	156,900
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	15,000	15,863
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	386,063
Ruby Tuesday Incorporated	7.63	5-15-2020	135,000	119,813
Scientific Games Corporation	9.25	6-15-2019	60,000	63,750
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	127,200

				2,685,363

Household Durables: 0.04%
American Greetings Corporation	7.38	12-1-2021	25,000	26,031
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	27,375

				53,406

Media: 2.19%
Allbritton Communications Company	8.00	5-15-2018	150,000	157,695
Cablevision Systems Corporation	8.63	9-15-2017	145,000	172,913
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	15,000	15,375
Cinemark USA Incorporated	7.38	6-15-2021	75,000	83,625
CSC Holdings LLC	7.63	7-15-2018	45,000	52,313
CSC Holdings LLC	7.88	2-15-2018	75,000	87,188
CSC Holdings LLC	8.63	2-15-2019	125,000	150,000
DISH DBS Corporation	5.13	5-1-2020	25,000	25,875
DISH DBS Corporation	7.88	9-1-2019	115,000	135,125
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	170,000	182,325
EchoStar DBS Corporation	7.13	2-1-2016	50,000	55,000
Gray Television Incorporated	7.50	10-1-2020	385,000	419,650
Lamar Media Corporation	5.88	2-1-2022	75,000	79,500
Lamar Media Corporation	7.88	4-15-2018	130,000	136,175
LIN Television Corporation	6.38	1-15-2021	25,000	26,500
LIN Television Corporation	8.38	4-15-2018	150,000	157,313
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	15,000	16,463
Lynx I Corporation 144A	5.38	4-15-2021	25,000	25,750
Lynx II Corporation 144A	6.38	4-15-2023	25,000	26,438
National CineMedia LLC	6.00	4-15-2022	170,000	178,075
National CineMedia LLC	7.88	7-15-2021	50,000	55,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	156,238
Regal Entertainment Group	5.75	6-15-2023	30,000	30,225
Regal Entertainment Group %%	5.75	3-15-2022	250,000	255,625

				2,680,636

Specialty Retail: 0.47%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	41,100
Ahern Rentals Incorporated 144A	9.50	6-15-2018	85,000	93,500
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	15,000	15,788
Neiman Marcus Group Limited 144A	8.00	10-15-2021	15,000	16,088
Penske Auto Group Incorporated	5.75	10-1-2022	80,000	83,600
Rent-A-Center Incorporated	6.63	11-15-2020	145,000	151,163

4	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Sonic Automotive Incorporated	5.00%	5-15-2023	$70,000	$67,550
Toys “R” Us Property Company II LLC	8.50	12-1-2017	100,000	102,875

				571,664

Consumer Staples: 0.13%

Food Products: 0.13%
Darling International Incorporated 144A	5.38	1-15-2022	15,000	15,394
Simmons Foods Incorporated 144A	10.50	11-1-2017	135,000	145,969

				161,363

Energy: 5.85%

Energy Equipment & Services: 1.91%
Bristow Group Incorporated	6.25	10-15-2022	265,000	281,563
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	25,000	27,750
Dresser-Rand Group Incorporated	6.50	5-1-2021	90,000	96,300
Era Group Incorporated	7.75	12-15-2022	185,000	196,563
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	15,000	15,938
Gulfmark Offshore Incorporated	6.38	3-15-2022	430,000	442,900
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	190,000	189,050
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	40,000	41,600
NGPL PipeCo LLC 144A	7.77	12-15-2037	515,000	472,513
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	37,713
Oil States International Incorporated	6.50	6-1-2019	114,000	120,555
PHI Incorporated	8.63	10-15-2018	380,000	408,500
Pride International Incorporated	8.50	6-15-2019	10,000	12,812

				2,343,757

Oil, Gas & Consumable Fuels: 3.94%
Crestwood Midstream Partners LP	6.00	12-15-2020	76,000	79,990
Crestwood Midstream Partners LP 144A	6.13	3-1-2022	25,000	26,125
CVR Refining LLC	6.50	11-1-2022	100,000	103,750
Denbury Resources Incorporated	4.63	7-15-2023	95,000	89,538
Denbury Resources Incorporated	6.38	8-15-2021	25,000	26,938
Denbury Resources Incorporated	8.25	2-15-2020	140,000	153,125
El Paso LLC	6.50	9-15-2020	45,000	49,327
El Paso LLC	7.00	6-15-2017	75,000	84,802
El Paso LLC	7.25	6-1-2018	175,000	199,767
El Paso LLC	7.42	2-15-2037	90,000	87,915
El Paso LLC	7.80	8-1-2031	100,000	106,046
Energy Transfer Equity LP	7.50	10-15-2020	300,000	342,750
Exterran Partners LP	6.00	4-1-2021	225,000	222,750
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	25,000	27,563
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	30,000	30,525
Northern Tier Energy LLC	7.13	11-15-2020	140,000	150,500
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	179,033
Plains Exploration & Production Company	8.63	10-15-2019	325,000	355,063
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	251,550
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	25,000	25,000

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	6.88%	4-15-2040	$435,000	$391,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	193,725
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	75,000	73,688
Sabine Pass Liquefaction LLC 144A	5.88	2-1-2021	75,000	76,875
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	125,000	129,375
Sabine Pass LNG LP	6.50	11-1-2020	390,000	407,550
Sabine Pass LNG LP	7.50	11-30-2016	370,000	410,700
Semgroup Corporation Company	7.50	6-15-2021	220,000	235,400
Suburban Propane Partners LP	7.38	3-15-2020	60,000	64,500
Suburban Propane Partners LP	7.38	8-1-2021	26,000	28,600
Suburban Propane Partners LP	7.50	10-1-2018	42,000	44,730
Tesoro Corporation	9.75	6-1-2019	90,000	96,075
Ultra Petroleum Corporation 144A	5.75	12-15-2018	85,000	89,038

				4,833,813

Financials: 4.94%

Banks: 0.38%
CIT Group Incorporated	5.25	3-15-2018	25,000	27,125
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	108,750
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	56,375
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	275,000	277,451

				469,701

Consumer Finance: 2.77%
Ally Financial Incorporated	5.50	2-15-2017	50,000	54,625
Ally Financial Incorporated	6.75	12-1-2014	36,000	37,395
Ally Financial Incorporated	7.50	9-15-2020	90,000	108,900
Ally Financial Incorporated	8.00	3-15-2020	65,000	80,438
Ally Financial Incorporated	8.30	2-12-2015	825,000	878,625
BMC Software Finance Incorporated 144A	8.13	7-15-2021	45,000	47,306
Credit Acceptance Corporation 144A	6.13	2-15-2021	30,000	31,125
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	29,396
General Motors Financial Company Incorporated	6.75	6-1-2018	95,000	110,675
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	149,149	156,606
Nielsen Finance LLC	7.75	10-15-2018	515,000	551,694
SLM Corporation	7.25	1-25-2022	70,000	77,000
SLM Corporation	8.00	3-25-2020	330,000	381,150
SLM Corporation	8.45	6-15-2018	125,000	147,969
Springleaf Finance Corporation	5.40	12-1-2015	140,000	147,525
Springleaf Finance Corporation	5.75	9-15-2016	50,000	53,000
Springleaf Finance Corporation	6.00	6-1-2020	175,000	178,938
Springleaf Finance Corporation	6.50	9-15-2017	50,000	53,750
Springleaf Finance Corporation	6.90	12-15-2017	243,000	266,389
Springleaf Finance Corporation	7.75	10-1-2021	7,000	7,753

				3,400,259

Diversified Financial Services: 0.57%
Denali Borrower LLC144A	5.63	10-15-2020	330,000	339,488
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	25,000	26,063

6	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Nuveen Investments Incorporated	5.50%	9-15-2015	$275,000	$278,438
Nuveen Investments Incorporated 144A	9.13	10-15-2017	50,000	52,375

				696,364

Insurance: 0.04%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	45,000	47,925

Real Estate Management & Development: 0.35%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	230,000	242,075
Onex Corporation 144A	7.75	1-15-2021	175,000	182,000

				424,075

REITs: 0.83%
Crown Castle International Corporation	5.25	1-15-2023	75,000	76,875
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	358,700
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	135,313
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	49,875
Sabra Health Care Incorporated	5.50	2-1-2021	55,000	56,650
The Geo Group Incorporated	5.13	4-1-2023	125,000	120,625
The Geo Group Incorporated	5.88	1-15-2022	200,000	204,000
The Geo Group Incorporated	6.63	2-15-2021	20,000	21,400

				1,023,438

Health Care: 1.97%

Health Care Equipment & Supplies: 0.10%
Hologic Incorporated	6.25	8-1-2020	110,000	116,875

Health Care Providers & Services: 1.56%
Aviv Healthcare Properties LP	6.00	10-15-2021	40,000	41,700
Aviv Healthcare Properties LP	7.75	2-15-2019	100,000	108,000
Capella Healthcare Incorporated	9.25	7-1-2017	65,000	69,550
Centene Corporation	5.75	6-1-2017	75,000	81,188
Community Health Systems Incorporated	6.88	2-1-2022	95,000	101,056
Community Health Systems Incorporated	5.13	8-1-2021	15,000	15,525
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	58,163
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	5,000	5,256
HCA Incorporated	5.88	3-15-2022	25,000	27,313
HCA Incorporated	6.50	2-15-2020	175,000	197,531
HCA Incorporated	7.50	11-15-2095	50,000	44,000
HCA Incorporated	8.50	4-15-2019	275,000	288,750
HealthSouth Corporation	5.75	11-1-2024	25,000	25,563
HealthSouth Corporation	7.25	10-1-2018	20,000	21,250
HealthSouth Corporation	8.13	2-15-2020	60,000	65,400
MPT Operating Partnership LP	6.38	2-15-2022	70,000	73,500
MPT Operating Partnership LP	6.88	5-1-2021	125,000	135,313
Multiplan Incorporated 144A	9.88	9-1-2018	165,000	180,469
Select Medical Corporation	6.38	6-1-2021	220,000	224,400
Tenet Healthcare Corporation 144A	6.00	10-1-2020	50,000	53,750
Tenet Healthcare Corporation	8.13	4-1-2022	90,000	100,800

				1,918,477

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Health Care Technology: 0.06%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38%	9-1-2018	$70,000	$72,450

Pharmaceuticals: 0.25%
Endo Finance Company 144A	5.75	1-15-2022	65,000	67,113
Par Pharmaceutical Company	7.38	10-15-2020	85,000	92,013
Pinnacle Incorporated 144A	9.50	10-1-2023	35,000	37,800
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	100,000	107,000
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	5,306

				309,232

Industrials: 1.79%

Aerospace & Defense: 0.12%
TransDigm Group Incorporated	5.50	10-15-2020	70,000	70,875
TransDigm Group Incorporated	7.75	12-15-2018	75,000	80,344

				151,219

Airlines: 0.14%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	109,564
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	56,127

				165,691

Commercial Services & Supplies: 0.69%
ADT Corporation 144A	6.25	10-15-2021	55,000	57,888
Covanta Holding Corporation %%	5.88	3-1-2024	35,000	35,710
Covanta Holding Corporation	6.38	10-1-2022	100,000	105,750
Covanta Holding Corporation	7.25	12-1-2020	10,000	10,900
Iron Mountain Incorporated	5.75	8-15-2024	315,000	307,125
Iron Mountain Incorporated	6.00	8-15-2023	205,000	217,813
Iron Mountain Incorporated	8.38	8-15-2021	99,000	105,683

				840,869

Machinery: 0.07%
Columbus McKinnon Corporation	7.88	2-1-2019	75,000	81,000

Professional Services: 0.13%
Interactive Data Corporation	10.25	8-1-2018	150,000	162,750

Trading Companies & Distributors: 0.53%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	290,000	314,650
H&E Equipment Services Incorporated	7.00	9-1-2022	195,000	214,500
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	40,688
International Lease Finance Corporation	8.63	9-15-2015	75,000	82,875

				652,713

Transportation Infrastructure: 0.11%
Florida East Coast Railway Corporation	8.13	2-1-2017	65,000	67,958
Watco Companies LLC 144A	6.38	4-1-2023	70,000	70,700

				138,658

8	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 2.32%

Communications Equipment: 0.19%
Avaya Incorporated	9.75%	11-1-2015	$50,000	$49,875
CyrusOne LP	6.38	11-15-2022	25,000	26,313
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	150,738

				226,926

Electronic Equipment, Instruments & Components: 0.61%
CDW Financial Corporation	12.54	10-12-2017	8,000	8,400
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	745,550

				753,950

Internet Software & Services: 0.06%
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	65,000	64,675
Sophia Holding Finance LP (PIK at 9.63%) 144A¥	9.63	12-1-2018	10,000	10,500

				75,175

IT Services: 1.04%
Audatex North America Incorporated 144A	6.00	6-15-2021	125,000	133,438
Audatex North America Incorporated 144A	6.13	11-1-2023	30,000	32,100
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	108,245
First Data Corporation 144A	6.75	11-1-2020	80,000	86,400
First Data Corporation 144A	7.38	6-15-2019	50,000	54,188
First Data Corporation 144A	11.75	8-15-2021	155,000	165,850
First Data Corporation 144A	11.75	8-15-2021	15,000	16,050
SunGard Data Systems Incorporated	6.63	11-1-2019	100,000	106,875
SunGard Data Systems Incorporated	7.38	11-15-2018	515,000	548,475
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,563

				1,279,184

Semiconductors & Semiconductor Equipment: 0.10%
Micron Technology Incorporated 144A	5.88	2-15-2022	115,000	120,175

Software: 0.09%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	48,375
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,850
Nuance Communications Incorporated 144A	5.38	8-15-2020	50,000	50,125

				109,350

Technology Hardware, Storage & Peripherals: 0.23%
NCR Corporation 144A	5.88	12-15-2021	15,000	16,050
NCR Corporation 144A	6.38	12-15-2023	250,000	267,500

				283,550

Materials: 0.60%

Chemicals: 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,550

Containers & Packaging: 0.43%
Crown Americas LLC	6.25	2-1-2021	20,000	21,900

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Crown Cork & Seal Company Incorporated	7.38%	12-15-2026	$15,000	$16,800
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	47,000
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	70,500
Sealed Air Corporation 144A	6.88	7-15-2033	70,000	70,700
Sealed Air Corporation 144A	8.38	9-15-2021	215,000	248,056
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,000

				525,956

Paper & Forest Products: 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	181,626

Telecommunication Services: 4.08%

Diversified Telecommunication Services: 1.79%
Citizens Communications Company	7.88	1-15-2027	200,000	200,500
Frontier Communications Corporation	8.13	10-1-2018	60,000	69,600
GCI Incorporated	6.75	6-1-2021	170,000	169,150
GCI Incorporated	8.63	11-15-2019	368,000	395,600
Qwest Corporation	7.25	9-15-2025	125,000	139,470
Qwest Corporation	7.63	8-3-2021	20,000	21,450
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	399,675
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	445,000	453,900
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	40,000	40,800
Windstream Corporation	7.88	11-1-2017	265,000	303,425

				2,193,570

Wireless Telecommunication Services: 2.29%
Cricket Communications Incorporated	7.75	10-15-2020	180,000	204,075
Crown Castle International Corporation	7.13	11-1-2019	10,000	10,675
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	257,400
MetroPCS Wireless Incorporated	7.88	9-1-2018	130,000	138,450
SBA Telecommunications Corporation	5.63	10-1-2019	10,000	10,475
SBA Telecommunications Corporation	5.75	7-15-2020	100,000	105,250
SBA Telecommunications Corporation	8.25	8-15-2019	7,000	7,464
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,091,750
Sprint Capital Corporation	8.75	3-15-2032	105,000	117,863
Sprint Communications Incorporated	7.00	8-15-2020	120,000	131,100
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	30,625
Sprint Communications Incorporated	11.50	11-15-2021	25,000	33,500
Sprint Corporation 144A	7.13	6-15-2024	70,000	73,500
Sprint Corporation 144A	7.25	9-15-2021	10,000	10,950
Sprint Corporation 144A	7.88	9-15-2023	10,000	11,075
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,281
T-Mobile USA Incorporated	6.25	4-1-2021	35,000	37,319
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,675
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,300
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,825
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,625
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	70,363
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	329,400
T-Mobile USA Incorporated	6.84	4-28-2023	65,000	70,200

				2,811,140

10	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 1.43%

Electric Utilities: 0.74%
Energy Future Intermediate Holding Company LLC 144A	6.88%	8-15-2017	$25,000	$25,656
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	145,000	160,225
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	468,027
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	254,208

				908,116

Gas Utilities: 0.23%
AmeriGas Finance LLC	6.50	5-20-2021	5,000	5,375
AmeriGas Finance LLC	6.75	5-20-2020	175,000	190,750
AmeriGas Finance LLC	7.00	5-20-2022	75,000	81,938

				278,063

Independent Power & Renewable Electricity Producers: 0.46%
Calpine Construction Finance Corporation 144A	6.00	1-15-2022	35,000	37,100
NRG Energy Incorporated	8.50	6-15-2019	185,000	195,638
NSG Holdings LLC 144A	7.75	12-15-2025	245,000	260,925
Reliant Energy Incorporated	9.24	7-2-2017	67,388	66,714
Reliant Energy Incorporated	9.68	7-2-2026	10,000	9,700

				570,077

Total Corporate Bonds and Notes (Cost $33,567,185)				35,777,215

	Dividend yield		Shares

Preferred Stocks: 13.75%

Financials: 0.50%

Capital Markets: 0.42%
Morgan Stanley ±	0.65		20,000	517,600

Diversified Financial Services: 0.08%
GMAC Capital Trust I ±	7.48		3,457	93,858

Telecommunication Services: 1.84%

Diversified Telecommunication Services: 1.84%
Qwest Corporation	8.13		90,000	2,254,500

Utilities: 11.41%

Electric Utilities: 7.75%
Duke Energy Corporation	5.13		130,000	2,809,300
Entergy Arkansas Incorporated	4.75		65,000	1,302,600
Entergy Louisiana LLC	4.70		70,483	1,402,612
Indianapolis Power & Light Company	5.65		20,000	1,883,750
Interstate Power & Light Company	5.10		50,000	1,114,500
SCE Trust I	5.63		23,000	519,800
Wisconsin Public Service	5.08		4,804	474,996

				9,507,558

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name	Dividend yield	Maturity date	Shares	Value

Multi-Utilities: 3.66%
DTE Energy Company Series Q	5.25%		100,000	$2,126,000
Integrys Energy Group ±	2.77		95,000	2,368,350

				4,494,350

Total Preferred Stocks (Cost $17,915,738)				16,867,866

	Interest rate		Principal
Term Loans ±: 3.05%
Accellent Incorporated <	0.00	2-21-2022	$45,000	45,394
Alliance Laundry Systems LLC	9.50	12-10-2019	159,122	161,111
Applied Systems Incorporated	7.50	1-22-2022	25,000	25,519
Asurion LLC <	0.00	2-19-2021	25,000	24,625
Capital Automotive LP	4.00	4-10-2019	198,032	198,527
Capital Automotive LP	6.00	4-30-2020	110,000	113,575
CBAC Borrower LLC	8.25	7-2-2020	85,000	87,656
CCM Merger Incorporated	5.00	3-1-2017	157,639	158,427
Centaur LLC	8.75	2-20-2020	135,000	137,700
Dell Incorporated	4.50	4-29-2020	603,488	601,653
Focus Brands Incorporated	10.25	8-21-2018	176,935	179,589
Four Seasons Holdings Incorporated	6.25	12-24-2020	25,000	25,500
Learfield Communications Incorporated <	0.00	10-9-2021	15,000	15,300
Level 3 Financing Incorporated	4.00	1-15-2020	250,000	250,625
Philadelphia Energy Solutions LLC	6.25	4-4-2018	223,313	200,981
Sedgwick CMS Holdings Incorporated <	0.00	12-12-2018	45,000	45,426
Spin Holdco Incorporated	4.25	11-14-2019	119,800	119,899
Springleaf Finance Corporation	4.75	9-30-2019	35,000	35,403
Tallgrass Operations LLC	4.25	11-13-2018	103,074	103,828
Texas Competitive Electric Holdings LLC	3.74	10-10-2014	1,471,940	1,027,571
TWCC Holdings Corporation	7.00	6-26-2020	15,000	14,513
Vertafore Incorporated	9.75	10-29-2017	35,000	35,525
W3 Company	9.25	9-13-2020	19,950	20,150
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	109,175	109,721

Total Term Loans (Cost $4,124,844)				3,738,218

		Expiration date	Shares

Warrants: 0.02%

Utilities: 0.02%

Gas Utilities: 0.02%
Kinder Morgan Incorporated †		05-25-2017	16,000	29,600

Total Warrants (Cost $30,480)				29,600

12	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 1.48%

Consumer Discretionary: 0.04%

Media: 0.04%
Videotron Limited	5.00%	7-15-2022	$35,000	$35,438
Videotron Limited	9.13	4-15-2018	15,000	15,600

				51,038

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	93,118	69,606

Financials: 0.12%

Consumer Finance: 0.09%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	110,000	116,463

Diversified Financial Services: 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,575

Health Care: 0.12%

Pharmaceuticals: 0.12%
Valeant Pharmaceuticals International, Incorporated 144A	6.75	8-15-2018	50,000	55,125
VPII Escrow Corporation 144A	7.50	7-15-2021	85,000	96,900

				152,025

Information Technology: 0.12%

Technology Hardware, Storage & Peripherals: 0.12%
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	56,125
Seagate Technology HDD Holdings	6.88	5-1-2020	80,000	86,800

				142,925

Materials: 0.22%

Metals & Mining: 0.16%
Novelis Incorporated	8.38	12-15-2017	100,000	107,000
Novelis Incorporated	8.75	12-15-2020	75,000	84,375

				191,375

Paper & Forest Products: 0.06%
Sappi Limited 144A	7.50	6-15-2032	100,000	80,500

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.76%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	95,000	102,244
Intelsat Bermuda Limited 144A	8.13	6-1-2023	40,000	43,450
Intelsat Jackson Holdings SA 144A	5.50	8-1-2023	210,000	207,638
Intelsat Jackson Holdings SA	6.63	12-15-2022	55,000	58,025
Intelsat Jackson Holdings SA	7.25	4-1-2019	240,000	258,600
Intelsat Jackson Holdings SA	7.25	10-15-2020	150,000	163,125

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA	7.50%	4-1-2021	$50,000	$55,125
Intelsat Jackson Holdings SA	8.50	11-1-2019	40,000	43,250

				931,457

Wireless Telecommunication Services: 0.04%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	51,875

Total Yankee Corporate Bonds and Notes (Cost $1,730,316)				1,818,839

	Yield		Shares
Short-Term Investments: 2.98%

Investment Companies: 2.98%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##	0.07		3,652,555	3,652,555

Total Short-Term Investments (Cost $3,652,555)				3,652,555

Total investments in securities (Cost $120,492,695) *	115.83%	142,071,903
Other assets and liabilities, net	(15.83)	(19,420,652)

Total net assets	100.00%	$122,651,251

<	All or a portion of the position represents an unfunded term loan commitment.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.

*	Cost for federal income tax purposes is $120,979,775 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,451,342
Gross unrealized depreciation	(4,359,214)

Net unrealized appreciation	$21,092,128

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 25, 2014